Personnel Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Personnel Expenses [Abstract]
Summary of Personnel Expense

	For the year ended March 31
Particulars	2017	2018	2019
Wages, salaries and other employees benefits	42,073	62,303	66,358
Contributions to defined contribution plans	2,204	3,055	3,068
Expenses related to defined benefit plans	363	868	1,122
Equity-settled share based payment	26,795	44,716	39,745
Employee welfare expenses	2,301	3,215	3,274
Total	73,736	114,157	113,567